Sale Of Lubricants Business (Details) - CAD CAD in Millions		12 Months Ended
	Feb. 01, 2017	Dec. 31, 2017	Dec. 31, 2016
SALE OF LUBRICANTS BUSINESS
Gain on sale of business		CAD 602.0	CAD 68.0
Assets
Inventories		3,468.0	3,240.0
Property, plant and equipment, net		73,493.0	71,259.0
Total assets		89,494.0	88,702.0
Liabilities
Income taxes payable		425.0	224.0
Pension liability		1,369.0	1,464.0
Deferred income taxes		11,533.0	11,243.0
Lubricants business
SALE OF LUBRICANTS BUSINESS
Proceeds from sale of business	CAD 1,100.0
Gain on sale of business		354.0
Assets
Accounts receivable		209.0
Prepaids		3.0
Inventories		258.0
Property, plant and equipment, net		428.0
Total assets		898.0
Liabilities
Accounts payable and accrued liabilities		72.0
Income taxes payable		3.0
Pension liability		20.0
Deferred income taxes		71.0
Total liabilities		166.0
Refining and Marketing
SALE OF LUBRICANTS BUSINESS
Gain on sale of business		455.0	35.0
Assets
Property, plant and equipment, net		8,231.0	CAD 8,378.0
Refining and Marketing | Lubricants business
SALE OF LUBRICANTS BUSINESS
Current tax expense		101.0
Deferred tax recovery		CAD 11.0